Business Division Information and Geographical Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of amount and geographic location of revenues

The table below sets forth our revenue based on our business segments for the three and six months ended June 30, 2015 and 2014:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
Social Networks	$576,205	$40,894	$1,061,362	$63,903
Business Services	458,565	107,692	977,049	201,228
Funding	30,987	—	30,987	—
	$1,065,757	$148,586	$2,069,398	$265,131

For the three and six months ended June 30, 2015 and 2014, the Company generated revenues in the United States, Europe (excluding the U.K.) and the United Kingdom as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
United States	$42,037	$42,331	$53,527	$66,777
Europe	536,618	—	963,236	—
United Kingdom	487,102	106,255	1,052,635	198,354
	$1,065,757	$148,586	$2,069,398	$265,131

The table below sets forth the amount and geographic location of revenues we have recognized for the years ended December 31, 2014 and 2013:

	Years Ended December 31,
	2014	2013
United States	$167,732	$384,983
Europe	500,268	-
United Kingdom	966,602	356,802
	$1,634,602	$741,785

Schedule of business segment information

As of June 30, 2015 and December 31, 2014, the Company has assets in the U.S., Europe and the U.K.:

	June 30,	December 31,
	2015	2014
	(Unaudited)
Total assets in the U.S.	$3,952,040	$2,129,289
Total assets in Europe	13,396,104	13,033,559
Total assets in the U.K.	12,959,079	12,259,732
Total assets	$30,307,223	$27,422,580

As of June 30, 2015 and December 31, 2014, the Company has liabilities in the U.S., Europe and the U.K.:

	June 30,	December 31,
	2015	2014
	(Unaudited)
Total liabilities in the U.S.	$5,955,043	$5,764,898
Total liabilities in Europe	3,464,364	2,204,411
Total liabilities in the U.K.	2,845,243	1,055,653
Total liabilities	$12,264,650	$9,024,962

Business segment information is as follows:

	For the years ended December 31,
	2014	2013
SOCIAL NETWORKS
Sales	$744,245	$68,994
Operating income	(17,933,074)	(2,386,594)
Assets	14,331,565	472,689
Capital expenditures	155,481	354,825
Depreciation and amortization	221,782	242,625
EDUCATION AND MENTORING
Sales	$490,310	$315,989
Operating income	(1,896,329)	(194,464)
Assets	10,853,975	2,189,592
Capital expenditures	-	-
Depreciation and amortization	34,939	525
BUSINESS SERVICES
Sales	$400,047	$356,802
Operating income	(31,689)	20,952
Assets	1,974,518	1,614,306
Capital expenditures	-	-
Depreciation and amortization	563	3,453
REPORTABLE SEGMENTS TOTAL
Sales	$1,634,602	$741,785
Operating income	(19,861,092)	(2,560,106)
Assets	27,160,058	4,276,587
Capital expenditures	155,481	354,825
Depreciation and amortization	257,284	246,603
CORPORATE & OTHER
Operating (loss) from administrative expenses	$(6,526,136)	$(1,533,416)
Assets	262,522	306,996
Capital expenditures	-	-
Depreciation and amortization	-	-
TOTAL COMPANY
Sales	$1,634,602	$741,785
Operating income	(26,387,228)	(4,093,522)
Assets	27,422,580	4,583,583
Capital expenditures	155,481	354,825
Depreciation and amortization	257,284	246,603

Schedule of pro forma consolidated results of operations

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of HT Skills Ltd, Member Digital Ltd., GroupCard BV, ELEQT Ltd and Robson Dowry Ltd occurred on January 2014:

June 30, 2014
Net Revenues	$677,882
Net (loss) from continuing operations	(4,036,059)
Net (loss) income per share from continuing operations	(3.89)
Weighted average number of shares – Basic and diluted	1,038,779